CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net income	$ 100,432	$ 57,912	$ 52,485
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,849	7,596	5,874
Share-based compensation	6,396	6,773	8,289
Deferred income taxes	(56,217)	(2,902)	(5,653)
Change in the fair value of contingent consideration liabilities	425	1,555	1,646
Amortization of financing costs and loan discount	2,108
Loss from investment in equity affiliate	242	46
Loss on sale of property and equipment	289	16	31
Net change in assets and liabilities, excluding effects of acquisitions:
Trade accounts receivable, net	1,219	(5,893)	(7,740)
Inventories	(293)	(29)	(174)
Accounts payable and accrued liabilities	3,445	9,083	3,102
Accrued compensation and benefits	2,677	4,271	3,872
Deferred revenue	15,006	7,543	20,493
Income taxes payable	1,372	1,524	(1,647)
Other assets	(4,470)	(505)	(85)
Other liabilities	(1,569)	921	(1,010)
Net cash provided by operating activities	82,911	87,911	79,483
INVESTING ACTIVITIES:
Purchase of property and equipment and intangible assets	(11,373)	(11,686)	(6,632)
Proceeds from sale of property and equipment	46	131	13
Cash payments for acquisitions, net of cash acquired	(48,467)	(2,985)	(12,538)
Purchase of investment in equity affiliate		(800)
Purchase of investment in debt securities	(9,750)
Net cash used in investing activities	(69,544)	(15,340)	(19,157)
FINANCING ACTIVITIES:
Payment of contingent consideration	(4,222)	(6,252)	(1,003)
Proceeds from long-term debt net of discount	230,285		215
Debt issuance costs	(7,004)
Share issuance cost paid	(4,703)
Repayment of revolving credit facility	(1,125)
(Increase) decrease in restricted cash	1,333	(135)	(350)
Proceeds from issuance of ordinary shares			536
Proceeds from issuance of preferred shares, net of related issuance costs			47,755
Dividends paid	(229,893)	(47,210)	(118,066)
Repurchases of share options from employees		(770)	(789)
Net cash used in financing activities	(15,329)	(54,367)	(71,702)
Effect of exchange rate fluctuations on cash and cash equivalents	(444)	(2,769)	502
Change in cash and cash equivalents	(2,406)	15,435	(10,874)
Beginning cash and cash equivalents	63,146	47,711	58,585
Ending cash and cash equivalents	60,740	63,146	47,711
Supplemental cash flow disclosures:
Income taxes paid	6,746	11,225	12,261
Interest paid	$ 13,479	$ 23	$ 72